BALANCE SHEET COMPONENTS - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Related Party Transaction [Line Items]
Long-term warranty reserves(1)	$ 26,955	$ 26,954
Unrecognized tax benefits	18,063	12,849
Long-term security deposit payable	2,148	2,728
Long-term pension liability	2,992	3,003
Deferred tax liabilities (Note 13)	0	337
Other	1,594	655
Other long-term liabilities	51,752	$ 46,526
SunPower
Related Party Transaction [Line Items]
Long-term warranty reserves(1)	$ 2,000